Stadion Tactical Growth Fund
Schedule of Investments
August 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.24%	Shares	Value
Invesco QQQ Trust, Series 1	351,223	$103,568,638
iShares® Short Treasury Bond ETF	374,810	41,498,963
iShares® Nasdaq Biotechnology ETF	200,879	27,239,193
iShares® Russell 2000® Growth ETF	250,121	56,657,409
PIMCO Enhanced Short Maturity Active ETF	117,577	11,984,624
SPDR® Portfolio S&P 500 Growth ETF	1,201,024	63,209,893
SPDR® S&P 500® ETF Trust	129,440	45,214,686
SPDR® EURO STOXX 50 ETF	668,540	25,471,374
VanEck Vectors® Gold Miners ETF	705,447	29,819,245
Vanguard® Growth ETF	281,887	67,458,378

TOTAL EXCHANGE-TRADED FUNDS
(Cost $343,678,317)		472,122,403

MONEY MARKET FUNDS - 11.80%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield	63,154,904	$63,154,904

TOTAL MONEY MARKET FUNDS
(Cost $63,154,904)		63,154,904

Total Investments, at Value - 100.04%
(Cost $406,833,221)		535,277,307

Liabilities in Excess of Other Assets - (0.04)%		(191,401)

Net Assets - 100.00%		$535,085,906

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund
Schedule of Investments
August 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.30%	Shares	Value
Invesco QQQ Trust, Series 1	70,921	$20,913,185
SPDR® Portfolio Developed World ex-US ETF	419,287	12,477,981
SPDR® Portfolio Emerging Markets ETF	112,391	4,169,706
SPDR® Portfolio S&P 500® ETF	564,024	23,153,185
SPDR® Portfolio S&P 600® Small Cap ETF	91,479	2,629,106
SPDR® S&P 500® ETF Trust	58,896	20,572,962

TOTAL EXCHANGE-TRADED FUNDS
(Cost $71,300,461)		83,916,125

MONEY MARKET FUNDS - 1.93%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield	1,645,103	$1,645,103

TOTAL MONEY MARKET FUNDS
(Cost $1,645,103)		1,645,103

Total Investments, at Value - 100.23%
(Cost $72,945,564)		85,561,228

Liabilities in Excess of Other Assets - (0.23)%		(192,111)

Net Assets - 100.00%		$85,369,117

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2020 (Unaudited)

COMMON STOCKS - 32.44%	Shares	Value
Consumer Discretionary - 3.52%
Distributors - 1.10%
Genuine Parts Co.	5,773	$545,202

Hotels, Restaurants & Leisure - 1.20%
McDonald's Corp.(a)	2,763	589,956

Household Durables - 1.22%
Garmin, Ltd.(a)	5,795	600,420

Consumer Staples - 6.28%
Food & Staples Retailing - 2.21%
Sysco Corp.(a)	6,523	392,293
Walmart, Inc.(a)	5,013	696,055
		1,088,348

Food Products - 2.74%
General Mills, Inc.	11,244	719,054
Kellogg Co.(a)	8,900	631,099
		1,350,153

Household Products - 1.33%
Procter & Gamble Co.(a)	4,758	658,174

Financials - 2.52%
Banks - 1.68%
Fifth Third Bancorp(a)	19,787	408,799
Truist Financial Corp.(a)	10,791	418,799
		827,598

Insurance - 0.84%
Aflac, Inc.(a)	11,447	415,755

Health Care - 6.34%
Health Care Equipment & Supplies - 1.49%
Abbott Laboratories(a)	6,731	736,842

Pharmaceuticals - 4.85%
Eli Lilly and Co.(a)	4,207	624,277
Johnson & Johnson(a)	3,997	613,180
Merck & Co., Inc.(a)	6,688	570,286
Pfizer, Inc.	15,369	580,794
		2,388,537

COMMON STOCKS (continued)	Shares	Value
Industrials - 6.20%
Aerospace & Defense - 2.53%
L3Harris Technologies, Inc.(a)	2,610	$471,731
Lockheed Martin Corp.(a)	1,371	535,047
Raytheon Technologies Corp.	3,941	240,401
		1,247,179

Commercial Services & Supplies - 1.09%
Waste Management, Inc.(a)	4,719	537,966

Machinery - 1.28%
Illinois Tool Works, Inc.	3,193	630,777

Trading Companies & Distributors - 1.30%
WW Grainger, Inc.(a)	1,756	641,695

Information Technology - 4.50%
Communications Equipment - 1.09%
Cisco Systems, Inc.(a)	12,699	536,152

Software - 1.47%
Microsoft Corp.(a)	3,202	722,147

Technology Hardware, Storage & Peripherals - 1.94%
Apple, Inc.(a)	7,416	956,961

Utilities - 3.08%
Electric Utilities - 2.01%
Eversource Energy(a)	6,305	540,401
Southern Co.(a)	8,626	450,105
		990,506

Multi-Utilities - 1.07%
Dominion Energy, Inc.(a)	6,711	526,411

TOTAL COMMON STOCKS
(Cost $7,945,229)		15,990,779

EXCHANGE-TRADED FUNDS - 54.50%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF(a)	27,400	$1,096,000
iShares® Core Dividend Growth ETF(a)	26,320	1,082,278
iShares® MBS ETF(a)	39,300	4,349,724
Schwab® US Dividend Equity ETF(a)	18,882	1,081,561
SPDR® Portfolio Intermediate Term Corporate Bond ETF(a)	206,700	7,625,163
SPDR® Portfolio Long-Term Corporate Bond ETF(a)	68,400	2,188,116
SPDR® Portfolio S&P 500® High Dividend ETF(a)	26,610	757,853
SPDR® Portfolio Short-Term Corporate Bond ETF(a)	138,800	4,362,484
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	72,600	2,212,122

EXCHANGE-TRADED FUNDS (continued)	Shares	Value
Vanguard® Dividend Appreciation ETF(a)	8,734	$1,140,573
Vanguard® High Dividend Yield ETF(a)	11,506	964,088

TOTAL EXCHANGE-TRADED FUNDS
(Cost $25,560,916)		26,859,962

PURCHASED OPTION CONTRACTS - 18.67%	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 13.63%
S&P 500® Index:
	09/04/2020	$3,500	15	$5,250,465	$37,200
	09/11/2020	3,550	15	5,250,465	25,575
	09/18/2020	3,550	15	5,250,465	47,925
	09/25/2020	3,650	15	5,250,465	19,500
	12/17/2021	3,100	65	22,752,015	3,855,475
	12/17/2021	3,200	30	10,500,930	1,568,550
	12/16/2022	2,400	10	3,500,310	1,166,350
				57,755,115	6,720,575
Put Option Contracts - 5.04%
S&P 500® Index:
	09/04/2020	3,100	15	5,250,465	675
	09/11/2020	3,150	15	5,250,465	4,875
	09/18/2020	3,150	15	5,250,465	14,625
	09/25/2020	3,250	15	5,250,465	33,450
	12/18/2020	2,650	20	7,000,620	71,300
	12/18/2020	2,700	60	21,001,860	237,000
	12/18/2020	2,800	15	5,250,465	72,900
	06/18/2021	2,150	25	8,750,775	108,750
	06/18/2021	2,550	35	12,251,085	292,950
	06/18/2021	3,000	20	7,000,620	318,800
	12/17/2021	2,825	15	5,250,465	267,300
	12/17/2021	2,900	10	3,500,310	195,100
	12/17/2021	3,050	10	3,500,310	232,450
SPDR® S&P 500® ETF Trust:
	06/18/2021	255	155	5,414,305	131,905
	06/18/2021	260	410	14,321,710	376,380
	06/18/2021	265	40	1,397,240	39,580
	06/18/2021	270	80	2,794,480	85,200
				118,436,105	2,483,240
TOTAL PURCHASED OPTION CONTRACTS
(Cost $7,692,771)				176,191,220	9,203,815

MONEY MARKET FUNDS - 3.02%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield	1,490,446	$1,490,446

TOTAL MONEY MARKET FUNDS
(Cost $1,490,446)		1,490,446

Total Investments, at Value - 108.63%
(Cost $42,689,362)		53,545,002

Written Option Contracts - (8.04)%		(3,964,200)

Liabilities in Excess of Other Assets - (0.59)%		(290,125)

Net Assets - 100.00%		$49,290,677

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $31,616,273, representing 64.14% of net assets.

WRITTEN OPTION CONTRACTS - 8.04%	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.41%
S&P 500® Index:
	09/04/2020	$3,350	15	$80,790	$5,250,465	$227,550
	09/04/2020	3,400	20	69,279	7,000,620	209,500
	09/11/2020	3,400	15	70,934	5,250,465	172,350
	09/11/2020	3,425	20	63,119	7,000,620	187,600
	09/18/2020	3,400	15	82,379	5,250,465	193,275
	09/18/2020	3,450	20	60,219	7,000,620	179,900
	09/25/2020	3,500	15	102,029	5,250,465	102,450
	09/25/2020	3,575	20	65,939	7,000,620	64,500
	12/18/2020	3,200	10	78,470	3,500,310	393,800
	06/18/2021	3,400	10	86,970	3,500,310	335,650
	12/17/2021	3,500	10	111,970	3,500,310	330,900
	12/17/2021	3,600	10	119,970	3,500,310	275,150
				992,068	63,005,580	2,672,625
Put Option Contracts - 2.63%
S&P 500® Index:
	09/04/2020	3,350	15	114,359	5,250,465	4,575
	09/11/2020	3,400	15	115,949	5,250,465	24,675
	09/18/2020	3,400	15	103,604	5,250,465	47,475
	09/25/2020	3,500	15	118,964	5,250,465	107,250
	12/18/2020	2,350	20	157,399	7,000,620	38,500
	12/18/2020	2,400	60	398,818	21,001,860	127,500
	12/18/2020	2,500	15	93,015	5,250,465	39,150
	06/18/2021	1,900	25	418,899	8,750,775	69,875
	06/18/2021	2,275	35	545,344	12,251,085	188,300
	06/18/2021	2,600	20	125,119	7,000,620	180,700
	12/17/2021	2,525	15	282,208	5,250,465	181,875
	12/17/2021	2,575	10	164,315	3,500,310	129,150
	12/17/2021	2,700	10	160,214	3,500,310	152,550
				2,798,207	94,508,370	1,291,575

Total Written Option Contracts				$3,790,275	$157,513,950	$3,964,200

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) and Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees") and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Valuation of Fund of Funds: Funds may operate as funds of funds whose investments include a portfolio of open-end investment companies. As indicated above, open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end investment companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2020 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$472,122,403	$–	$–	$472,122,403
Money Market Funds	63,154,904	–	–	63,154,904
Total Investments in Securities	$535,277,307	$–	$–	$535,277,307

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$83,916,125	$–	$–	$83,916,125
Money Market Funds	1,645,103	–	–	1,645,103
Total Investments in Securities	$85,561,228	$–	$–	$85,561,228

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$15,990,779	$–	$–	$15,990,779
Exchange-Traded Funds	26,859,962	–	–	26,859,962
Purchased Option Contracts	–	9,203,815	–	9,203,815
Money Market Funds	1,490,446	–	–	1,490,446
Total Investments in Securities	$44,341,187	$9,203,815	$–	$53,545,002
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(3,964,200)	$–	$(3,964,200)
Total	$–	$(3,964,200)	$–	$(3,964,200)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at August 31, 2020.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P 500® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® Portfolio Aggregate Bond ETF Trust, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange- traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the period ended August 31, 2020.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s securities are pledged as collateral for open written option contracts.